Summary Prospectus and
Prospectus Supplement

June 30, 2025

Morgan Stanley Institutional Fund Trust

Supplement dated June 30, 2025 to the Morgan Stanley Institutional Fund Trust Summary Prospectus and Prospectus dated January 28, 2025, as supplemented

Global Strategist Portfolio (the "Fund")

Effective October 1, 2025 (the "Effective Date"), Cyril Moullé-Berteaux will no longer serve as a portfolio manager of the Fund and Rui De Figueiredo, Ph.D., Ryan Meredith, Jim Caron, Steven Turner and Damon Wu will begin serving as portfolio managers of the Fund. Mark A. Bavoso will continue to serve as a portfolio manager of the Fund.

Accordingly, on the Effective Date, the Summary Prospectus and Prospectus will be amended as follows:

The sections of the Summary Prospectus titled "Fund Management—Portfolio Managers" and Prospectus titled "Fund Summary—Fund Management—Portfolio Managers" will be deleted in their entirety and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Portfolio Solutions Group. Information about the individuals jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser or Affiliate	Date Began Managing Fund
Rui De Figueiredo, Ph.D.	Managing Director	October 2025
Ryan Meredith	Managing Director	October 2025
Jim Caron	Managing Director	October 2025
Steven Turner	Managing Director	October 2025
Damon Wu	Managing Director	October 2025
Mark A. Bavoso	Managing Director	January 2011

In rendering investment advisory services to the Fund, the Adviser uses the portfolio management, research and other resources of Morgan Stanley Asia Limited, a foreign (non-U.S.) affiliate of Morgan Stanley Investment Management Inc. that is not registered under the Investment Advisers Act of 1940, as amended, and may provide services to the Fund through this "participating affiliate" arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

In addition, the section of the Prospectus titled "Fund Management—Portfolio Management" will be deleted in its entirety and replaced with the following:

The Fund is managed by members of the Portfolio Solutions Group. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Rui De Figueiredo, Ph.D., Ryan Meredith, Jim Caron, Steven Turner, Damon Wu and Mark A. Bavoso.

Mr. Figueiredo has been associated with the Adviser in an investment management capacity since 2007. Mr. Meredith has been associated with the Adviser in an investment management capacity since 2007. Mr. Caron has been associated with Morgan Stanley since 2006 and with the Adviser in an investment management capacity since June 2012. Mr. Turner has been associated with the Adviser in an investment management capacity since 2013. Mr. Wu has been associated with the Adviser in an investment management capacity since 2008. Mr. Bavoso has been associated with the Adviser in an investment management capacity since 1986. Team members collaborate to manage the assets of the Fund.

In rendering investment advisory services to the Fund, the Adviser uses the portfolio management, research and other resources of Morgan Stanley Asia Limited, a foreign (non-U.S.) affiliate of Morgan Stanley Investment Management Inc. that is not registered under the Investment Advisers Act of 1940, as amended, and may provide services to the Fund through this "participating affiliate" arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

Additional Information

The Fund's SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

The composition of the team may change from time to time.

Please retain this supplement for future reference.

  IFTGSSUMPROPSPT 6/25

Statement of Additional Information Supplement

June 30, 2025

Morgan Stanley Institutional Fund Trust

Supplement dated June 30, 2025 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 28, 2025, as supplemented

Global Strategist Portfolio (the "Fund")

Effective October 1, 2025 (the "Effective Date"), Cyril Moullé-Berteaux will no longer serve as a portfolio manager of the Fund and Rui De Figueiredo, Ph.D., Ryan Meredith, Jim Caron, Steven Turner and Damon Wu will begin serving as portfolio managers of the Fund. Mark A. Bavoso will continue to serve as a portfolio manager of the Fund.

Accordingly, on the Effective Date, the Statement of Additional Information will be amended as follows:

The following will be added to the end of the section of the Statement of Additional Information titled "Investment Advisory and Other Services":

Participating Affiliate

In rendering investment advisory services to the Global Strategist Portfolio, the Adviser uses the portfolio management, research and other resources of Morgan Stanley Asia Limited ("MSAL"), a foreign (non-U.S.) affiliate of Morgan Stanley Investment Management ("MSIM") that is not registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). One or more MSAL employees may provide services to the Fund through a "participating affiliate" arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under the participating affiliate arrangement, MSAL is considered a Participating Affiliate of MSIM, and MSAL and its employees or other persons associated with MSAL that provide services to U.S. clients of MSIM are considered "associated persons" of MSIM (as that term is defined in the Advisers Act) and investment professionals from MSAL may render portfolio management, research and other services to the Fund, subject to the supervision of MSIM.

The section of the Statement of Additional Information titled "Fund Administration—Portfolio Managers—Other Accounts Managed by Portfolio Managers at September 30, 2024 (unless otherwise indicated)—Global Strategist" will be deleted in its entirety and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Global Strategist
Rui De Figueiredo, Ph.D.*	6	$3.3 billion	34	$14.4 billion	39(3)	$14.5 billion(3)
Ryan Meredith*	6	$3.3 billion	34	$14.4 billion	39(3)	$14.5 billion(3)
Jim Caron*	9	$4.3 billion	34	$14.4 billion	37(3)	$14.0 billion(3)
Steven Turner*	6	$3.3 billion	34	$14.4 billion	39(3)	$14.0 billion(3)
Damon Wu*	6	$3.3 billion	34	$14.4 billion	39(3)	$14.0 billion(3)
Mark A. Bavoso	5	$1.7 billion	9	$2.9 billion	6(5)	$4.2 billion(5)

(3)  Of these other accounts, six accounts with a total of approximately $7.3 billion in assets had performance-based fees.

(5)  Of these other accounts, one account with a total of approximately $9.5 million in assets had performance-based fees.

*  As of April 30, 2025.

The section of the Statement of Additional Information titled "Fund Administration—Portfolio Managers—Securities Ownership of Portfolio Managers—Global Strategist" will be deleted in its entirety and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
Global Strategist
Rui De Figueiredo, Ph.D.*	None
Ryan Meredith*	None
Jim Caron*	None
Steven Turner*	None
Damon Wu*	None
Mark A. Bavoso	$100,001-$500,000

*  As of April 30, 2025.

Please retain this supplement for future reference.